Segment Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Information
Segment Information
Effective as of the second quarter of 2016 and in connection with the launch of HOTSHOT, the Company operates as two reportable segments:

•	The Consumer Operations segment, which reflects the total revenue and costs and expenses related to HOTSHOT and the Company's consumer operations.

•
The Drug Development segment, which reflects the costs and expenses related to the Company's efforts to develop innovative and proprietary drug products; previously to treat muscle cramps, spasms and spasticity associated with severe neurological conditions.

The Company discloses information about its reportable segments based on the way that the Company's Chief Operating Decision Maker, who the Company has identified as the Chief Executive Officer, and management, organizes segments within the Company for making operating decisions and assessing financial performance. The Company evaluates the performance of its reportable segments based on revenue and operating income or loss. The accounting policies of the segments are the same as those described herein as well as those described in Note 2. Corporate and unallocated amounts that do not relate to a reportable segment have been allocated to "Corporate." No asset information has been provided for the Company's reportable segments as management does not measure or allocate such assets on a reportable segment basis.
Information for the Company's reportable segments for the years ended December 31, 2018, December 31, 2017, and December 31, 2016 are as follows:

Year Ended December 31, 2018	Consumer Operations	Drug Development	Corporate	Consolidated
Total revenue	$838,142	—	—	$838,142
Loss from operations	$1,975,792	11,887,108	8,211,323	$22,074,223
Interest income, net	$—	—	152,006	$152,006

Year Ended December 31, 2017	Consumer Operations	Drug Development	Corporate	Consolidated
Total revenue	$1,274,499	—	—	$1,274,499
Loss from operations	$8,877,330	16,715,752	9,132,544	$34,725,626
Interest income, net	$—	—	291,964	$291,964

Year Ended December 31, 2016	Consumer Operations	Drug Development	Corporate	Consolidated
Total revenue	$1,010,663	—	—	$1,010,663
Loss from operations	$10,023,137	19,620,338	10,242,757	$39,886,232
Interest income, net	$—	—	393,109	$393,109